Fair Value Measurements - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Dividend yield	0.00%	0.00%